Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lessee, Lease, Description [Line Items]
Right-of-use assets, net	$ 8,943,835		¥ 62,265,193
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	3,641,507		25,351,439
2021	3,561,452		24,794,120
2022	2,721,413		18,945,931
Total future lease payments	9,924,372		69,091,490
Less: Imputed interest	944,920		6,578,343
Total lease liability balance	8,979,452		¥ 62,513,147
Total cash outflows for leases	$ 3,078,578	¥ 21,432,442
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
ROU assets	$ 8,943,835		¥ 62,265,193
Current lease liabilities	$ 2,903,426		¥ 20,213,070
Weighted average remaining lease term (in years)	1 year 11 months 1 day		1 year 11 months 1 day
Weighted average discount rate (as a percent)	6.20%		6.20%
Operating lease cost	$ 3,254,909	22,660,022
Other comprehensive income	9,638,427		¥ 67,100,802			¥ 52,494,757
Supplemental cash flow information related to operating leases
ROU assets obtained in exchange for operating lease liabilities	4,590,511	¥ 31,958,216
ASU 2016-02 Leases (Topic 842) | Restatement adjustment
Lessee, Lease, Description [Line Items]
Right-of-use assets, net				$ 9,365,940	¥ 65,203,798
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Total lease liability balance				9,365,940	65,203,798
ROU assets				$ 9,365,940	¥ 65,203,798
Current lease liabilities	2,903,448		20,213,223
ASU 2016-13 Financial Instruments-Credit Losses (Topic 326) | Restatement adjustment
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Other comprehensive income	$ 2,480,000		¥ 17,240,000